Consolidated income statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit (loss) [abstract]
Revenues	€ 41,096	€ 40,918	€ 40,236
External purchases	(18,475)	(18,281)	(17,697)
Other operating income	701	739	642
Other operating expense	(730)	(543)	(1,069)
Labor expenses	(8,572)	(8,866)	(9,058)
Operating taxes and levies	(1,846)	(1,808)	(1,783)
Gains (losses) on disposal of investments and activities	(5)	59	178
Restructuring and integration costs	(167)	(499)	(172)
Depreciation and amortization	(6,846)	(6,728)	(6,465)
Effects resulting from business combinations	(27)	97	6
Reclassification of translation adjustment from liquidated entities	(8)	14
Impairment of goodwill	(20)	(772)
Total of impairment of fixed assets	(190)	(207)	(38)
Share of profits (losses) of associates and joint ventures	6	(46)	(38)
Operating income	4,917	4,077	4,742
Costs of gross financial debt	(1,274)	(1,407)	(1,597)
Gains (losses) on assets contributing to net financial debt	11	23	39
Foreign exchange gains (losses)	(63)	(149)	1
Other net financial expenses	(17)	(31)	(26)
Effects resulting from BT stake	(372)	(533)
Finance costs, net	(1,715)	(2,097)	(1,583)
Income tax	(1,088)	(970)	(649)
Consolidated net income of continuing operations	2,114	1,010	2,510
Consolidated net income of discontinued operations (EE)	29	2,253	448
Consolidated net income	2,143	3,263	2,958
Net income attributable to owners of the parent company	1,906	2,935	2,652
Non-controlling interests	€ 237	€ 328	€ 306
Earnings per share [abstract]
Net income of continuing operations - basic (in euros per share)	€ 0.61	€ 0.15	€ 0.72
Net income of continuing operations - diluted (in euros per share)	0.61	0.15	0.72
Net income of discontinued operations - basic (in euros per share)	0.01	0.85	0.17
Net income of discontinued operations - diluted (in euros per share)	0.01	0.85	0.17
Net income - basic (in euros per share)	0.62	1.00	0.89
Net income - diluted (in euros per share)	€ 0.62	€ 1.00	€ 0.89